(Loss)/Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
(Loss)/Earnings per share, basic and diluted

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(134,112)	$(56,203)	$(109,063)
Less:
Dividend on Preferred Stock and on unvested restricted shares	(16,202)	(10,773)	(1,927)
Loss available to Navios Holdings common stockholders, basic and diluted	$(150,314)	$(66,976)	$(110,990)

Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings stockholders — adjusted weighted shares	105,896,235	103,476,614	101,854,415
Basic and diluted net loss per share attributable to Navios Holdings stockholders	$(1.42)	$(0.65)	$(1.09)